Property, Plant, Equipment and Mine Development (Details) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014
Property, Plant, Equipment and Mine Development, Net [Line Items]
Land and coal interests	$ 11,029.8	$ 11,021.1
Buildings and improvements	1,599.3	1,569.1
Machinery and equipment	2,662.2	2,685.7
Less: Accumulated depreciation, depletion and amortization	(4,839.5)	(4,698.6)
Total, net	$ 10,451.8	$ 10,577.3